PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.    PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of	As of
	December 31,	June 30,
	2023	2024
	US$	US$

Machinery and equipment	93,928	93,473
Electronics and office equipment	469	463
Motor vehicles	1,029	1,016
Leasehold improvements	5,549	5,451
Construction in progress	—	92

Property and equipment, cost	100,975	100,495
Less: Accumulated depreciation	(43,752)	(48,513)
Less: Provision for impairment	(34,390)	(34,390)

Property and equipment, net	22,833	17,592

Depreciation expenses from continuing operations for the six months ended June 30, 2023 and 2024 were approximately US$4,868 and US$5,201, respectively. Depreciation expenses from discontinued operations for the six months ended June 30, 2023 and 2024 were immaterial.

The impairment as of December 31, 2023 and June 30, 2024 was mainly due to the impairment of mining machines in the Kazakhstan and USA. There was no impairment for the six months ended June 30, 2023 and 2024.